MAJOR CUSTOMERS (Details Narrative)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Customers accounted for sale	13.00%
Customers accounted for total accounts receivable	14.00%
Maximum [Member]
Customers accounted for sale	31.00%
Customers accounted for total accounts receivable	55.00%